Schedule of Investment Under Equity Method (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Equity Method Investments and Joint Ventures [Abstract]
Cost of investment in joint venture	$ 76,760	$ 101,000	$ 101,000
Accumulated share of losses in joint venture	(76,760)	(101,000)	(101,000)
Total